Commitments and Contingencies - Lease Arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Operating Lease, Cost	$ 16,403		$ 15,893
Variable Lease, Cost	724		2,598
Sublease Income	1,194		1,515
Lease, Cost	15,933		16,976
Operating Lease, Right-of-Use Asset	64,746	[1]	75,774
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	852		86,157
Operating Lease, Payments	$ 16,495		$ 11,305
Operating Lease, Weighted Average Remaining Lease Term	9 years 1 month 6 days	[2]	9 years 2 months 12 days
Operating Lease, Weighted Average Discount Rate, Percent	2.70%	[3]	2.60%
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2021	$ 13,211
2022	10,900
2023	10,264
2024	9,179
2025	8,621
2026 to 2038	32,905
Discount	(9,617)
Total discounted operating lease liabilities	$ 75,463	[4]	$ 85,777
Lessee, Operating Lease, Lease Not yet Commenced, Term of Contract	10 years
Operating lease, balance sheet location	us-gaap:AccountsPayableAndAccruedLiabilitiesCurrentAndNoncurrent		us-gaap:AccountsPayableAndAccruedLiabilitiesCurrentAndNoncurrent
Operating Lease, Expense - Not yet commenced	$ 30,000

[1]	Included in Other assets in the Consolidated Balance Sheets
[2]	Weighted-average remaining lease term is calculated on the basis of the remaining lease term and the lease liability balance for each lease as of the reporting date
[3]	Weighted-average discount rate is calculated on the basis of the discount rate for the lease that was used to calculate the lease liability balance for each lease as of the reporting date and the remaining balance of the lease payments for each lease as of the reporting date
[4]	Included in Accounts payable, accrued expenses and other in the Consolidated Balance Sheets